Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Schedule of goodwill based on cash-generating units
The detail of Intangible Assets - Goodwill at 30 June 2023 and 31 December 2022, based on the cash-generating units giving rise thereto, is as follows:

	EUR million
	30-06-2023	31-12-2022
Banco Santander (Brazil)	3,756	3,503
SAM Investment Holdings Limited	1,444	1,444
Santander Consumer Germany	1,304	1,304
Santander Bank Polska	1,135	1,075
Santander Portugal	1,040	1,040
Santander US Auto	1,016	1,039
Santander España	998	998
Santander Holding USA (ex. Auto)	824	844
Santander UK	619	599
Banco Santander - Chile	570	548
Grupo Financiero Santander (Mexico)	522	469
Ebury Partners	308	298
Santander Consumer Nordics	199	215
Other entities	391	365
Total Goodwill	14,126	13,741